Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.7%
BlackRock Advantage Emerging Markets Fund, Class K	547,071	$4,989,288
BlackRock Tactical Opportunities Fund, Class K	765,543	11,077,406
Diversified Equity Master Portfolio	$44,872,742	44,872,742
International Tilts Master Portfolio	$9,358,235	9,358,235
iShares Developed Real Estate Index Fund, Class K	270,007	2,259,962
iShares MSCI EAFE Small-Cap ETF(b)	89,072	5,029,896

		77,587,529

Fixed-Income Funds — 55.0%
Advantage CoreAlpha Bond Master Portfolio	$9,994,019	9,994,019
BlackRock Diversified Fixed Income Fund	8,653,493	80,131,346
BlackRock High Yield Bond Portfolio, Class K	300,969	2,019,505
iShares TIPS Bond ETF(b)	149,674	15,524,187

		107,669,057

Security	Shares	Value

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	5,452,790	$5,454,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	9,073,873	9,073,873

		14,528,299

Total Investments — 102.1% (Cost: $145,400,863)		199,784,885

Liabilities in Excess of Other Assets — (2.1)%		(4,190,996)

Net Assets — 100.0%		$195,593,889

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$36,823,399	$—	$(18,763,185	)(a)(b)	$(666,773)	$(7,399,422)	$9,994,019	$9,994,019	$580,517		$—
BlackRock Advantage Emerging Markets Fund, Class K	4,862,956	29,978	—		—	96,354	4,989,288	547,071	29,977		—
BlackRock Cash Funds: Institutional, SL Agency Shares	10,170,474	—	(4,713,347	)(a)	(388)	(2,313)	5,454,426	5,452,790	5,357	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,049,934	—	(2,976,061	)(a)	—	—	9,073,873	9,073,873	294,203		—
BlackRock Diversified Fixed Income Fund	—	85,345,007	—		—	(5,213,661)	80,131,346	8,653,493	2,105,434		—
BlackRock High Yield Bond Portfolio, Class K	2,293,716	119,456	(422,000)		13,131	15,202	2,019,505	300,969	143,497		—
BlackRock Tactical Opportunities Fund, Class K	10,518,675	511,070	—		—	47,661	11,077,406	765,543	511,070		—
Diversified Equity Master Portfolio	44,883,274	—	(10,727,687	)(a)(b)	2,795,888	7,921,267	44,872,742	$44,872,742	575,421		—
International Tilts Master Portfolio	13,959,667	—	(6,378,586	)(a)(b)	605,083	1,172,071	9,358,235	$9,358,235	309,589		—
iShares Core U.S. Aggregate Bond ETF(d)	27,151,575	—	(28,131,987)		(4,551,030)	5,531,442	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	925,233	2,059,777	(707,000)		102,368	(120,416)	2,259,962	270,007	21,475		—
iShares MSCI EAFE Small-Cap ETF	5,030,786	—	—		—	(890)	5,029,896	89,072	89,007		—
iShares TIPS Bond ETF	15,884,254	763,348	(721,485)		(967)	(400,963)	15,524,187	149,674	307,858		—
Master Total Return Portfolio(d)	27,630,376	—	(20,389,708	)(a)(b)	(750,472)	(6,490,196)	—	$—	358,926		—

					$(2,453,160)	$(4,843,864)	$199,784,885		$5,332,331		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	12	12/14/23	$2,078	$(61,517)
MSCI EAFE Index	29	12/15/23	2,960	(80,138)
MSCI Emerging Markets Index	38	12/15/23	1,815	(45,569)
Russell 2000 E-Mini Index	55	12/15/23	4,946	(215,517)
S&P 500 Micro E-Mini Index	77	12/15/23	1,665	(40,654)
10-Year U.S. Treasury Note	20	12/19/23	2,160	(38,648)
U.S. Long Bond	10	12/19/23	1,138	(62,125)
5-Year U.S. Treasury Note	53	12/29/23	5,582	(8,668)

				(552,836)

Short Contracts
Ultra U.S. Treasury Bond	4	12/19/23	476	34,311

				$(518,525)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,076,810	USD	1,969,980	Goldman Sachs International	12/20/23	$13,571
CAD	2,725,204	USD	1,998,564	Barclays Bank PLC	12/20/23	10,324
CAD	3,195,169	USD	2,343,242	Deutsche Bank AG	12/20/23	12,081
USD	39,834	EUR	37,000	Barclays Bank PLC	12/20/23	572
USD	187,976	JPY	27,289,000	Barclays Bank PLC	12/20/23	3,011

						39,559

EUR	3,700,000	USD	3,983,661	Barclays Bank PLC	12/20/23	(57,493)

						$(17,934)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD 4,301	$(246,318)	$—	$(246,318)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$23,356,552	$—	$—	$23,356,552
Fixed-Income Funds	97,675,038	—	—	97,675,038
Money Market Funds	14,528,299	—	—	14,528,299

	$135,559,889	$—	$—	135,559,889

Investments Valued at NAV(a)				64,224,996

				$199,784,885

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$39,559	$—	$39,559
Interest Rate Contracts	34,311	—	—	34,311
Liabilities
Equity Contracts	(443,395)	(246,318)	—	(689,713)
Foreign Currency Exchange Contracts	—	(57,493)	—	(57,493)
Interest Rate Contracts	(109,441)	—	—	(109,441)

	$(518,525)	$(264,252)	$—	$(782,777)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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